Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2015	Mar. 31, 2015
Summary Of Significant Accounting Policies Tables
Summary of stock-based compensation expense

The table below summarizes stock-based compensation expense included in the accompanying Condensed Consolidated Statements of Operations and Comprehensive Loss for the three and nine months ended December 31, 2015 and 2014.

	Three Months Ended		Nine Months Ended
	December 31,		December 31,
	2015	2014	2015	2014
Research and development expense:
Stock option grants	$71,300	$30,000	$118,700	$156,100
Warrants granted to officer in March 2014 and March 2013	2,800	36,300	8,500	108,900
Warrants granted to officer in September 2015	-	-	852,200	-
	74,100	66,300	979,400	265,000

General and administrative expense:
Stock option grants	20,400	18,600	36,500	86,700

Warrants granted to officers and directors in March 2014 and March 2013	3,900	70,700	11,700	212,300
Warrants granted to officers, directors and consultants in September 2015	-	-	2,840,700	-
	24,300	89,300	2,888,900	299,000
Total stock-based compensation expense	$98,400	$155,600	$3,868,300	$564,000

13.  Stock Option Plans and 401(k) Plan

We have the following share-based compensation plans.

2008 Stock Incentive Plan

Our 2008 Stock Incentive Plan (the “2008 Plan”) was adopted by the shareholders of VistaGen California on December 19, 2008 and assumed by the Company in connection with the Merger. The maximum number of shares of our common stock that may be granted pursuant to the 2008 Plan is 250,000 shares, subject to adjustments for stock splits, stock dividends or other similar changes in the common stock or capital structure.

1999 Stock Incentive Plan

Our 1999 Stock Incentive Plan (the “1999 Plan”) was adopted by the shareholders of VistaGen California on December 6, 1999 and assumed by the Company in connection with the Merger. We initially reserved 45,000 shares for the issuance of awards under the 1999 Plan. The 1999 Plan has terminated under its own terms and, as a result, no awards may currently be granted under the 1999 Plan. The unexpired options and awards that have already been granted pursuant to the 1999 Plan remain operative.

Description of the 2008 Plan

Under the terms of the 2008 Plan, the Compensation Committee of our Board of Directors may grant shares, options or similar rights having either a fixed or variable price related to the fair market value of the shares and with an exercise or conversion privilege related to the passage of time, the occurrence of one or more events, or the satisfaction of performance criteria or other conditions, or any other security with the value derived from the value of the shares. Such awards include stock options, restricted stock, restricted stock units, stock appreciation rights and dividend equivalent rights.

The Compensation Committee may grant nonstatutory stock options under the 2008 Plan at a price of not less than 100% of the fair market value of our common stock on the date the option is granted. Incentive stock options under the 2008 Plan may be granted at a price of not less than 100% of the fair market value of our common stock on the date the option is granted. Incentive stock options granted to employees who, on the date of grant, own stock representing more than 10% of the voting power of all of our classes of stock are granted at an exercise price of not less than 110% of the fair market value of our common stock and the maximum term of such incentive stock options may not exceed five years. The maximum term of an incentive stock option granted to any other participant may not exceed ten years. The Compensation Committee determines the term and exercise or purchase price of all other awards granted under the 2008 Plan. The Compensation Committee also determines the terms and conditions of awards, including the vesting schedule and any forfeiture provisions. Awards under the 2008 Plan may vest upon the passage of time or upon the attainment of certain performance criteria established by the Compensation Committee.  We currently have no performance-based awards outstanding.

Unless terminated sooner, the 2008 Plan will automatically terminate in 2017. The Board of Directors may at any time amend, suspend or terminate our 2008 Plan.

We did not grant any stock options during fiscal 2015.  During the third quarter of fiscal 2014, when the quoted market price of our common stock was $8.00 per share, we reduced the exercise price of an aggregate of 196,213 outstanding options to purchase shares of its common stock at exercise prices between $15.00 per share and $59.80 per share held by certain employees, including the Company’s officers and directors, and by certain consultants to $8.00 per share or $10.00 per share. These reductions in exercise price were accounted for as a modification of the options and resulted in a charge of $252,000.

The following table summarizes share-based compensation expense, including share-based expense related to the March 2015 and March 2014 grants of warrants to certain of our officers and to our independent directors as described in Note 9, Capital Stock, included in the accompanying Consolidated Statement of Operations and Comprehensive Loss for the years ended March 31, 2015 and 2014.

	Fiscal Years Ended
	March 31,
	2015	2014
Research and development expense:

Stock option grants	$176,200	$296,900
Fully-vested warrants granted to officer and
consultants in January 2015	527,500	-
Warrants granted to officer in March 2014 and 2013	145,100	156,500

	848,800	453,400

General and administrative expense:

Stock option grants	98,800	385,100
Fully-vested warrants granted to officers, directors
and consultants in January 2015	1,229,400	-
Warrants granted to officers and directors in March
2014 and 2013	283,100	298,800

	1,611,300	683,900

Total stock-based compensation expense	$2,460,100	$1,137,300

We used the Black-Scholes option valuation model with the following assumptions to determine share-based compensation expense related to option grants during the fiscal years ended March 31, 2015 and 2014:

Fiscal Years Ended March 31,
	2015	2014

Exercise price	not applicable	$8.00 to $16.40
Market price on date of grant	not applicable	$8.00 to $16.40
Risk-free interest rate	not applicable	1.08% to 2.53%
Expected term (years)	not applicable	6.25 to 10.0
Volatility	not applicable	87.9% to 103.2%
Expected dividend yield	not applicable	0%

Fair value per share at grant date	not applicable	$6.38 to $13.63

The expected term of options represents the period that our share-based compensation awards are expected to be outstanding. We have calculated the weighted-average expected term of the options using the simplified method as prescribed by Securities and Exchange Commission Staff Accounting Bulletins No. 107 and No. 110 (“SAB No. 107 and 110”). The utilization of SAB No. 107 and 110 was based on the lack of relevant historical data due to our limited historical experience as a publicly traded company as well as the lack of liquidity resulting from the limited number of freely-tradable shares of our common stock. Limited historical experience and lack of liquidity in our stock also resulted in our decision to utilize the historical volatilities of a peer group of public companies’ stock over the expected term of the option in determining our expected volatility assumptions.  The risk-free interest rate for periods related to the expected life of the options is based on the U.S. Treasury yield curve in effect at the time of grant. The expected dividend yield is zero, as we have not paid any dividends and do not anticipate paying dividends in the near future. We calculated the forfeiture rate based on an analysis of historical data, as it reasonably approximates the currently anticipated rate of forfeitures for granted and outstanding options that have not vested.

The following table summarizes activity for the fiscal years ended March 31, 2015 and 2014 under our stock option plans:

	Fiscal Years Ended March 31,
	2015		2014
		Weighted		Weighted
		Average		Average
	Number of	Exercise	Number of	Exercise
	Shares	Price	Shares	Price

Options outstanding at beginning of period	212,486	$10.09	245,653	$26.43
Options granted	-	$-	19,050	$10.89
Options exercised	-	$-	-	$-
Options forfeited	(2,001)	$9.25	(3,954)	$27.22
Options expired	(2,847)	$10.56	(48,263)	$23.94

Options outstanding at end of period	207,638	$10.09	212,486	$10.09
Options exercisable at end of period	199,013	$10.09	182,775	$10.06

Weighted average grant-date fair value of
options granted during the period		$-		$8.36

The following table summarizes information on stock options outstanding and exercisable under our stock option plans as of March 31, 2015:

	Options Outstanding			Options Exercisable
		Weighted
		Average	Weighted		Weighted
		Remaining	Average		Average
Exercise	Number	Years until	Exercise	Number	Exercise
Price	Outstanding	Expiration	Price	Exercisable	Price

$8.00	49,590	7.53	$8.00	46,466	$8.00
$10.00	147,939	4.88	$10.00	142,751	$10.00
$14.40 to $36.00	10,109	4.64	$21.69	9,796	$21.23

	207,638	5.51	$10.09	199,013	$10.09

At March 31, 2015, there were 40,491 shares of our common stock remaining available for grant under the 2008 Plan.  There were no option exercises during the years ended March 31, 2015 or 2014.

Aggregate intrinsic value is the sum of the amounts by which the fair value of the underlying common stock exceeded the exercise price of the option (in-the-money-options). Based on the $10.00 per share quoted market price of our common stock on March 31, 2015, the aggregate intrinsic value of outstanding options at that date was $99,200, of which $92,900 related to exercisable options.

As of March 31, 2015, there was approximately $71,700 of unrecognized compensation cost related to non-vested share-based compensation awards from the 2008 Plan, which is expected to be recognized through May 2016.  Additionally, at March 31, 2015 there was approximately $27,000 of unrecognized compensation cost related to unvested warrant grants to independent directors and officers, which is expected to be recognized through March 2016 absent any conditions which would accelerate the vesting of the awards and corresponding expense recognition.

401(k) Plan

Through a third-party agent, we maintain a retirement and deferred savings plan for our employees. This plan is intended to qualify as a tax-qualified plan under Section 401(k) of the Internal Revenue Code. The retirement and deferred savings plan provides that each participant may contribute a portion of his or her pre-tax compensation, subject to statutory limits. Under the plan, each employee is fully vested in his or her deferred salary contributions. Employee contributions are held and invested by the plan’s trustee. The retirement and deferred savings plan also permits us to make discretionary contributions, subject to established limits and a vesting schedule. To date, we have not made any discretionary contributions to the retirement and deferred savings plan on behalf of participating employees.

Warrant assumptions

We valued the warrants and options granted in September 2015 using the Black-Scholes Option Pricing Model and the following assumptions:

Assumption:	Warrants	Employee Options	Non-employee Options
Market price per share at grant date	$9.11	$9.11	$9.11
Exercise price per share	$9.25	$9.25	$9.25
Risk-free interest rate	1.52%	2.02%	2.20%
Contractual or estimated term in years	5.00	6.25	10.00
Volatility	77.19%	79.48%	103.42%
Dividend rate	0.0%	0.0% %	0.0%
Shares	650,000	60,000	30,000

Fair Value per share	$5.68	$6.35	$8.27

Computation of basic net income (loss) and diluted net loss attributable to common stockholders per share

The change in the fair value of the warrant liability had an impact on the diluted earnings per share calculation in both the three and nine month periods ended December 31, 2014, but in no other periods included in these Condensed Consolidated Financial Statements, as indicated in the table below:

	Three Months Ended December 31,		Nine Months Ended December 31,
	2015	2014	2015	2014

Numerator:
Net loss attributable to common stockholders for basic earnings per share	$(3,446,600)	$(1,090,300)	$(41,989,900)	$(7,664,500)
less: change in fair value of warrant liability attributable to outstanding warrants issued to Platinum	-	(314,900)	-	(251,500)
Net loss for diluted earnings per share attributable to common stockholders	$(3,446,600)	$(1,405,200)	$(41,989,900)	$(7,916,000)

Denominator:
Weighted average basic common shares outstanding	1,765,641	1,302,300	1,650,160	1,270,495
Assumed conversion of dilutive securities:
Warrants to purchase common stock	-	-	-	18,179
Potentially dilutive common shares assumed converted	-	-	-	18,179
Denominator for diluted earnings per share - adjusted weighted average shares	1,765,641	1,302,300	1,650,160	1,288,674

Basic net loss attributable to common stockholders per common share	$(1.95)	$(0.84)	$(25.45)	$(6.03)

Diluted net loss attributable to common stockholders per common share	$(1.95)	$(1.08)	$(25.45)	$(6.14)

Basic and diluted net loss attributable to common stockholders per share was computed as follows:

	Fiscal Years Ended March 31,
	2015	2014
Numerator:
Net loss attributable to common stockholders for basic earnings per share	$(13,885,800)	$(2,967,700)
less: change in fair value of warrant liability attributable to Exchange, Investment and Bridge Warrants issued to Platinum	(105,200)	(1,219,500)

Net loss for diluted earnings per share attributable to common stockholders	$(13,991,000)	$(4,187,200)

Denominator:
Weighted average basic common shares outstanding	1,318,797	1,098,742
Assumed conversion of dilutive securities:
Warrants to purchase common stock	-	474
Potentially dilutive common shares assumed converted	-	474

Denominator for diluted earnings per share - adjusted weighted average shares	1,318,797	1,099,216

Basic net loss attributable to common stockholders per common share	$(10.53)	$(2.70)

Diluted net loss attributable to common stockholders per common share	$(10.61)	$(3.81)

Schedule of antidilutive securities excluded from computation of earnings per share

Potentially dilutive securities excluded in determining diluted net loss per common share are as follows:

	As of December 31,
	2015	2014

Series A Preferred stock issued and outstanding (1)	750,000	750,000

Series B Preferred stock issued and outstanding (2)	3,588,863	-

Warrant shares issuable to Platinum upon exercise of common stock warrants by Platinum upon exchange of Series A Preferred under the terms of the October 11, 2012 Note Exchange and Purchase Agreement, as subsequently amended	535,715	375,000

Outstanding options under the 2008 and 1999 Stock Incentive Plans	296,738	207,768

Outstanding warrants to purchase common stock	4,971,497	999,840

10% Senior Secured Convertible Notes issued to Platinum between October 2012 and July 2013, including accrued interest through December 31, 2014	-	433,311

10% convertible notes issued as a component of Unit Private Placements, including accrued interest through December 31, 2014	-	322,091

Total	10,142,813	3,088,010
____________
(1) Assumes exchange under the terms of the October 11, 2012 Note Exchange and Purchase Agreement with Platinum, as amended
(2) Assumes exchange under the terms of the Certificate of Designation of the Relative Rights and Preferences of the Series B 10% Convertible Preferred Stock, effective May 5, 2015

Potentially dilutive securities excluded in determining diluted net loss per common share for the fiscal years ended March 31, 2015 and 2014 are as follows:

	Fiscal Years Ended March 31,
	2015	2014

Series A preferred stock issued and outstanding (1)	750,000	750,000

Warrant shares issuable to Platinum upon exercise of common stock warrants by Platinum upon exchange of Series A Preferred under the terms of the October 11, 2012 Note
Exchange and Purchase Agreement	375,000	375,000

Outstanding options under the 2008 and 1999 Stock Incentive Plans	207,638	212,486

Outstanding warrants to purchase common stock	1,544,474	854,782

10% convertible Exchange Note and Investment Notes issued to Platinum in October 2012,
February 2013 and March 2013, including accrued interest through March 31, 2015
and 2014, respectively (2)	414,615	374,798

10% convertible note issued to Platinum on July 26, 2013, including accrued interest
through March 31, 2015 and 2014, respectively	29,620	26,776

10% convertible notes issued as a component of Unit Private Placements, including accrued interest through March 31, 2014
accrued interest through March 31, 2015 and 2014, respectively (3)	433,758	109,341

Total	3,755,105	2,703,183

____________
(1) Assumes exchange under the terms of the October 11, 2012 Note Exchange and Purchase Agreement with Platinum
(2) Assumes conversion under the terms of the October 11, 2012 Note Exchange and Purchase Agreement with Platinum and the terms of the individual notes
(3) Excludes effect of conversion premium upon conversion into securities which may be issued in a Qualified Financing, as defined in the notes